Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation Of Net Income (Loss) And Weighted Average Units
A reconciliation of net income and weighted average units used in computing basic and diluted net income per unit is as follows:

	Years Ended December 31,
	2013	2012	2011
Income from continuing operations	$282	$1,383	$531
Less: Income from continuing operations attributable to noncontrolling interest	99	1,070	221
Income from continuing operations, net of noncontrolling interest	183	313	310
Less: General Partner’s interest in income from continuing operations	—	1	1
Income from continuing operations available to Limited Partners	$183	$312	$309
Basic Income from Continuing Operations per Limited Partner Unit:
Weighted average limited partner units	560.9	533.4	445.9
Basic income from continuing operations per Limited Partner unit	$0.33	$0.59	$0.69
Basic income (loss) from discontinued operations per Limited Partner unit	$0.02	$(0.02)	$—
Diluted Income from Continuing Operations per Limited Partner Unit:
Income from continuing operations available to Limited Partners	$183	$312	$309
Dilutive effect of equity-based compensation of subsidiaries	—	(1)	(1)
Diluted income from continuing operations available to Limited Partners	183	311	308
Weighted average limited partner units	560.9	533.4	445.9
Dilutive effect of unconverted unit awards	—	—	—
Weighted average limited partner units, assuming dilutive effect of unvested unit awards	560.9	533.4	445.9
Diluted income from continuing operations per Limited Partner unit	$0.33	$0.59	$0.69
Diluted income (loss) from discontinued operations per Limited Partner unit	$0.02	$(0.02)	$—